Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.6%)
	Fastenal Co.	30,732	2,244
	Ecolab Inc.	5,266	1,184
	UFP Industries Inc.	9,956	1,141
	Nucor Corp.	5,430	1,044
	Mueller Industries Inc.	19,101	981
	Boise Cascade Co.	6,675	907
	Olin Corp.	12,079	650
	Steel Dynamics Inc.	3,540	474
	Reliance Steel & Aluminum Co.	1,454	467
	CF Industries Holdings Inc.	5,406	436
	Olympic Steel Inc.	5,647	384
	Sylvamo Corp.	5,475	331
	Innospec Inc.	2,484	309
	Hawkins Inc.	4,382	308
	Ryerson Holding Corp.	4,184	132
*	Clearwater Paper Corp.	3,059	120
			11,112
Consumer Discretionary (20.6%)
*	Lululemon Athletica Inc.	10,947	5,113
	Walmart Inc.	85,896	5,034
	Target Corp.	26,854	4,107
	NIKE Inc. Class B	37,541	3,902
	TJX Cos. Inc.	38,175	3,785
	Costco Wholesale Corp.	4,670	3,474
	Ross Stores Inc.	20,611	3,070
	Best Buy Co. Inc.	19,480	1,576
*	Airbnb Inc. Class A	9,466	1,491
*	Mattel Inc.	75,495	1,487
	Pool Corp.	3,703	1,474
	Tapestry Inc.	27,184	1,292
*	Deckers Outdoor Corp.	1,421	1,273
	eBay Inc.	26,508	1,253
*	Expedia Group Inc.	7,712	1,055
*	Amazon.com Inc.	5,880	1,039
*	BJ's Wholesale Club Holdings Inc.	12,905	943
*	Abercrombie & Fitch Co. Class A	7,346	939
*	Ulta Beauty Inc.	1,664	913
	Genuine Parts Co.	6,067	906
	Ralph Lauren Corp.	4,781	889
*	Coupang Inc.	46,479	861
*	e.l.f. Beauty Inc.	3,834	800
*	Grand Canyon Education Inc.	5,406	729

		Shares	Market Value ($000)
	Steven Madden Ltd.	16,970	727
	Hasbro Inc.	13,965	702
	Build-A-Bear Workshop Inc.	28,331	678
	Academy Sports & Outdoors Inc.	8,571	640
	Caleres Inc.	15,582	602
	Oxford Industries Inc.	5,424	550
*	ODP Corp.	9,615	543
	John Wiley & Sons Inc. Class A	15,240	508
	Rollins Inc.	10,884	480
	Macy's Inc.	26,963	470
	Advance Auto Parts Inc.	6,827	461
	Electronic Arts Inc.	3,136	437
*	MasterCraft Boat Holdings Inc.	19,866	436
	Steelcase Inc. Class A	31,685	435
	HNI Corp.	9,607	430
*	Cavco Industries Inc.	1,023	381
*	Duolingo Inc.	1,572	376
*	NVR Inc.	45	343
	Monarch Casino & Resort Inc.	4,814	339
	La-Z-Boy Inc.	8,751	332
	Ethan Allen Interiors Inc.	9,850	329
	Movado Group Inc.	11,416	328
	PriceSmart Inc.	3,780	318
	Perdoceo Education Corp.	17,233	307
	Aaron's Co. Inc.	38,919	302
	New York Times Co. Class A	6,758	299
*	Arlo Technologies Inc.	26,385	275
	Lennar Corp. Class B	1,858	274
*	Skechers USA Inc. Class A	4,383	271
*	Knowles Corp.	14,943	244
	Buckle Inc.	5,296	217
*	G-III Apparel Group Ltd.	6,435	214
	American Eagle Outfitters Inc.	8,434	200
	Murphy USA Inc.	466	194
*	CarParts.com Inc.	68,640	175
	Scholastic Corp.	4,380	173
	Dick's Sporting Goods Inc.	956	170
*	DraftKings Inc. Class A	3,678	159
	Acushnet Holdings Corp.	2,436	157
*	TripAdvisor Inc.	5,226	140
*	Stitch Fix Inc. Class A	41,104	133
	Upbound Group Inc.	3,744	126
*	Destination XL Group Inc.	30,174	120
*	Under Armour Inc. Class A	13,252	119
*	Booking Holdings Inc.	32	111
*	Malibu Boats Inc. Class A	2,250	98
*	YETI Holdings Inc.	2,296	94
	Matthews International Corp. Class A	2,695	78
*	Coursera Inc.	4,670	75
	Columbia Sportswear Co.	837	69
*	Liquidity Services Inc.	3,191	57
*	Solo Brands Inc. Class A	17,294	47
*	Hovnanian Enterprises Inc. Class A	206	32
	Signet Jewelers Ltd.	176	18
			63,198
Consumer Staples (5.0%)
	PepsiCo Inc.	17,379	2,873
	Kroger Co.	30,164	1,496

		Shares	Market Value ($000)
	Procter & Gamble Co.	5,271	838
	WD-40 Co.	3,099	832
*	National Beverage Corp.	13,136	691
	Medifast Inc.	15,902	638
	Casey's General Stores Inc.	2,001	609
*	Vita Coco Co. Inc.	22,649	591
	Nu Skin Enterprises Inc. Class A	46,874	586
	Cencora Inc.	2,438	574
	Kellanova	10,302	568
	John B Sanfilippo & Son Inc.	5,419	555
	Flowers Foods Inc.	24,662	553
	Lancaster Colony Corp.	2,219	459
	Cal-Maine Foods Inc.	7,792	448
	Coca-Cola Consolidated Inc.	515	433
	Kimberly-Clark Corp.	3,530	428
	Coca-Cola Co.	6,828	410
	Hershey Co.	2,031	382
*	Boston Beer Co. Inc. Class A	1,082	333
*	United Natural Foods Inc.	16,686	260
*	USANA Health Sciences Inc.	5,089	246
	Weis Markets Inc.	3,339	217
	SpartanNash Co.	9,475	200
	Ingles Markets Inc. Class A	1,519	117
			15,337
Energy (4.3%)
	Marathon Petroleum Corp.	12,204	2,065
	Occidental Petroleum Corp.	29,269	1,774
	ConocoPhillips	15,288	1,721
	EOG Resources Inc.	13,077	1,497
	ChampionX Corp.	29,983	931
*	Enphase Energy Inc.	7,063	897
	Texas Pacific Land Corp.	464	731
*	Weatherford International plc	6,898	708
	Coterra Energy Inc.	20,117	519
	SM Energy Co.	8,574	375
*	ProPetro Holding Corp.	38,262	283
*	Gulfport Energy Corp.	1,894	269
	RPC Inc.	35,917	266
	Valero Energy Corp.	1,541	218
	Range Resources Corp.	6,771	214
	Arch Resources Inc.	1,127	186
	Alpha Metallurgical Resources Inc.	354	134
	SunCoke Energy Inc.	12,059	129
	CONSOL Energy Inc.	1,481	127
	PBF Energy Inc. Class A	2,041	95
*	Oceaneering International Inc.	4,661	92
*	DNOW Inc.	5,675	80
*	DMC Global Inc.	4,496	75
			13,386
Financials (12.5%)
	American International Group Inc.	30,295	2,208
	Ameriprise Financial Inc.	4,846	1,974
	Equitable Holdings Inc.	57,584	1,972
	SLM Corp.	82,620	1,721
	Primerica Inc.	6,283	1,541
	First BanCorp (XNYS)	90,668	1,540
	Aflac Inc.	17,700	1,429

		Shares	Market Value ($000)
	Popular Inc.	15,884	1,329
	Charles Schwab Corp.	17,598	1,175
	Principal Financial Group Inc.	14,307	1,157
	Zions Bancorp NA	27,048	1,066
*	Bancorp Inc.	23,240	1,037
	State Street Corp.	13,160	970
	OFG Bancorp	25,719	932
	Pathward Financial Inc.	17,637	897
	WSFS Financial Corp.	20,759	880
*	Axos Financial Inc.	16,857	879
	Bank OZK	19,510	854
*	Customers Bancorp Inc.	13,186	716
	CNO Financial Group Inc.	25,201	673
	Citizens Financial Group Inc.	21,348	670
	Jackson Financial Inc. Class A	11,878	654
	Fidelity National Financial Inc.	12,394	627
	PJT Partners Inc. Class A	5,775	609
	Cathay General Bancorp	15,527	606
	BankUnited Inc.	21,553	578
	Apollo Global Management Inc.	4,739	530
	Berkshire Hills Bancorp Inc.	24,318	523
*	Triumph Financial Inc.	6,780	508
*	Palomar Holdings Inc.	6,571	500
	Aon plc Class A (XNYS)	1,542	487
	City Holding Co.	4,714	474
	Bank of NT Butterfield & Son Ltd.	15,643	468
	BOK Financial Corp.	5,496	467
	Central Pacific Financial Corp.	24,782	462
	Fulton Financial Corp.	28,971	446
*	Brighthouse Financial Inc.	9,361	436
	Eagle Bancorp Inc.	15,004	357
	1st Source Corp.	6,613	329
	CVB Financial Corp.	18,594	316
	Virtus Investment Partners Inc.	1,334	310
	SEI Investments Co.	4,387	295
	Westamerica BanCorp	6,419	293
	Independent Bank Corp. (XNGS)	5,079	265
	WaFd Inc.	9,466	258
	MGIC Investment Corp.	11,196	223
	Radian Group Inc.	7,536	220
	Moody's Corp.	558	212
*	NMI Holdings Inc. Class A	6,642	200
	Southside Bancshares Inc.	5,679	163
	Trustmark Corp.	5,848	157
	Universal Insurance Holdings Inc.	6,169	125
	Lakeland Financial Corp.	1,494	95
*	Mr Cooper Group Inc.	1,271	91
	Hanmi Financial Corp.	5,896	89
	Amalgamated Financial Corp.	3,425	79
	Kearny Financial Corp.	12,017	76
	Preferred Bank	905	65
	Artisan Partners Asset Management Inc. Class A	1,424	61
	Tompkins Financial Corp.	1,154	56
	Washington Trust Bancorp Inc.	1,928	50
	PennyMac Financial Services Inc.	306	26
			38,406
Health Care (11.3%)
	AbbVie Inc.	24,047	4,233

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	76,814	3,898
*	IDEXX Laboratories Inc.	6,418	3,692
	Gilead Sciences Inc.	44,644	3,219
	Merck & Co. Inc.	21,091	2,682
	Eli Lilly & Co.	3,462	2,609
*	Medpace Holdings Inc.	3,352	1,332
	Johnson & Johnson	7,939	1,281
	Chemed Corp.	1,977	1,238
	Humana Inc.	3,356	1,176
*	Edwards Lifesciences Corp.	13,395	1,137
*	Alkermes plc	35,297	1,048
*	Intuitive Surgical Inc.	2,715	1,047
*	Molina Healthcare Inc.	1,632	643
*	Lantheus Holdings Inc.	9,304	608
*	CorVel Corp.	2,409	588
	Stryker Corp.	1,523	532
*	Haemonetics Corp.	5,167	377
	Bruker Corp.	4,346	376
*	Henry Schein Inc.	4,099	313
*	ANI Pharmaceuticals Inc.	4,404	298
*	Supernus Pharmaceuticals Inc.	8,057	239
*	Incyte Corp.	4,007	234
	Patterson Cos. Inc.	8,446	229
*	Hologic Inc.	3,052	225
*	Align Technology Inc.	732	221
*	Myriad Genetics Inc.	8,815	184
*	Shockwave Medical Inc.	689	180
*	Corcept Therapeutics Inc.	7,299	171
*	OraSure Technologies Inc.	22,316	161
*	ACADIA Pharmaceuticals Inc.	4,825	112
*	Tactile Systems Technology Inc.	6,485	99
*	Catalyst Pharmaceuticals Inc.	5,717	92
*	AtriCure Inc.	2,506	88
*	Zimvie Inc.	2,396	41
			34,603
Industrials (20.5%)
	Cintas Corp.	5,285	3,322
	3M Co.	26,486	2,440
	Visa Inc. Class A	8,434	2,384
	Paychex Inc.	18,669	2,289
	MSC Industrial Direct Co. Inc. Class A	22,588	2,280
	Landstar System Inc.	10,512	1,999
	American Express Co.	9,016	1,978
*	Builders FirstSource Inc.	10,061	1,964
	Acuity Brands Inc.	7,676	1,929
	Donaldson Co. Inc.	24,023	1,721
	Automatic Data Processing Inc.	6,839	1,718
	RPM International Inc.	14,181	1,636
	Simpson Manufacturing Co. Inc.	6,941	1,448
	Robert Half Inc.	17,991	1,447
*	PayPal Holdings Inc.	23,316	1,407
	CH Robinson Worldwide Inc.	17,664	1,309
	Rockwell Automation Inc.	4,482	1,278
	Caterpillar Inc.	3,641	1,216
	Insperity Inc.	11,280	1,148
	Accenture plc Class A	2,734	1,025
	Synchrony Financial	22,784	941
*	AMN Healthcare Services Inc.	14,548	819

		Shares	Market Value ($000)
	Applied Industrial Technologies Inc.	4,227	803
	Expeditors International of Washington Inc.	6,356	760
	Apogee Enterprises Inc.	12,793	732
*	Limbach Holdings Inc.	14,860	732
*	Blue Bird Corp.	21,371	723
*	BlueLinx Holdings Inc.	5,656	717
*	Legalzoom.com Inc.	55,247	685
	Kforce Inc.	9,692	675
	PACCAR Inc.	6,015	667
	Comfort Systems USA Inc.	2,161	661
*	Masterbrand Inc.	37,601	651
	Jack Henry & Associates Inc.	3,719	646
	Mastercard Inc. Class A	1,279	607
	Watts Water Technologies Inc. Class A	2,915	595
	A O Smith Corp.	7,091	588
	Barrett Business Services Inc.	4,701	574
	EMCOR Group Inc.	1,780	558
	Enerpac Tool Group Corp.	16,551	558
*	GMS Inc.	6,138	548
	WW Grainger Inc.	544	530
	Ferguson plc	2,507	530
	Advanced Drainage Systems Inc.	3,125	510
	Old Dominion Freight Line Inc.	984	435
	Bread Financial Holdings Inc.	11,029	422
	Kadant Inc.	1,236	417
	ManpowerGroup Inc.	5,576	402
*	Teekay Corp.	51,069	387
	Powell Industries Inc.	2,001	371
	Toro Co.	3,994	369
*	Sterling Infrastructure Inc.	3,438	367
*	MYR Group Inc.	2,181	354
	Badger Meter Inc.	2,201	349
*	Proto Labs Inc.	9,564	348
*	Trex Co. Inc.	3,743	343
*	Franklin Covey Co.	8,969	342
	Graco Inc.	3,667	335
	Atkore Inc.	1,932	327
	Cadre Holdings Inc.	8,825	317
	Lincoln Electric Holdings Inc.	1,198	307
*	TriNet Group Inc.	2,048	262
	Ardmore Shipping Corp.	16,081	261
*	Cross Country Healthcare Inc.	14,186	259
	Resources Connection Inc.	18,426	255
	Valmont Industries Inc.	1,139	241
	CRA International Inc.	1,596	212
	Owens Corning	1,405	210
*	TrueBlue Inc.	17,115	201
	LSI Industries Inc.	11,291	163
*	AeroVironment Inc.	1,271	161
	Myers Industries Inc.	8,052	155
	Standex International Corp.	887	153
*	Beacon Roofing Supply Inc.	1,758	151
	Snap-on Inc.	546	151
*	Manitowoc Co. Inc.	10,538	147
	Insteel Industries Inc.	4,007	146
	Allison Transmission Holdings Inc.	1,884	142
	Tennant Co.	1,082	122
*	ExlService Holdings Inc.	3,885	121

		Shares	Market Value ($000)
	REV Group Inc.	5,820	120
	Kelly Services Inc. Class A	4,845	119
	Napco Security Technologies Inc.	2,622	118
	Wabash National Corp.	4,291	117
	Crane NXT Co.	1,742	102
	Fortune Brands Innovations Inc.	1,209	98
	Shyft Group Inc.	9,418	97
*	Donnelley Financial Solutions Inc.	1,274	82
*	Keysight Technologies Inc.	526	81
	Encore Wire Corp.	308	74
	Crane Co.	612	74
*	XPO Inc.	581	70
	Watsco Inc.	158	62
*	Hudson Technologies Inc.	3,530	52
*	Titan International Inc.	4,108	52
	Nordson Corp.	159	42
	Forward Air Corp.	1,096	41
			62,854
Technology (20.5%)
	QUALCOMM Inc.	31,614	4,988
*	Autodesk Inc.	18,766	4,845
	KLA Corp.	6,855	4,677
	Apple Inc.	25,535	4,615
	Lam Research Corp.	4,326	4,059
	Applied Materials Inc.	17,903	3,610
*	Adobe Inc.	6,380	3,575
*	Palo Alto Networks Inc.	10,759	3,341
	Microchip Technology Inc.	34,086	2,868
	NVIDIA Corp.	3,325	2,630
	Meta Platforms Inc. Class A	3,609	1,769
*	Qualys Inc.	9,899	1,701
	NetApp Inc.	15,948	1,421
*	CommVault Systems Inc.	14,040	1,344
*	Cadence Design Systems Inc.	4,048	1,232
*	Pure Storage Inc. Class A	16,161	851
	Vertiv Holdings Co. Class A	11,616	785
*	Teradata Corp.	20,769	781
*	Photronics Inc.	24,750	713
*	Manhattan Associates Inc.	2,727	691
	Teradyne Inc.	6,269	649
*	Smartsheet Inc. Class A	14,891	629
*	Synopsys Inc.	1,091	626
*	Cirrus Logic Inc.	6,684	614
	A10 Networks Inc.	45,631	607
*	Gartner Inc.	1,201	559
*	Atlassian Corp. Ltd. Class A	2,650	550
*	DocuSign Inc.	10,242	546
*	Alphabet Inc. Class A	3,811	528
	Hackett Group Inc.	21,087	521
*	Appfolio Inc. Class A	2,150	520
*	F5 Inc.	2,617	490
*	Lattice Semiconductor Corp.	6,252	479
*	ON Semiconductor Corp.	5,905	466
*	Pinterest Inc. Class A	12,693	466
*	MaxLinear Inc.	21,345	415
*	Axcelis Technologies Inc.	3,107	350
	Concentrix Corp.	4,773	346
*	Elastic NV	2,250	301

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	388	279
*	Yelp Inc.	7,023	270
	PC Connection Inc.	3,853	256
	CDW Corp.	972	239
	Amdocs Ltd.	2,375	217
*	Cargurus Inc.	9,707	215
*	EverQuote Inc. Class A	11,547	185
*	Kyndryl Holdings Inc.	7,793	171
*	Daktronics Inc.	19,366	168
	CTS Corp.	3,682	164
	CSG Systems International Inc.	2,962	162
	Paycom Software Inc.	774	141
*	Yext Inc.	22,759	135
*	Super Micro Computer Inc.	123	106
*	Fortinet Inc.	1,069	74
	Dolby Laboratories Inc. Class A	582	47
*	OneSpan Inc.	2,993	29
	Microsoft Corp.	45	19
*,1	Yandex NV Class A	1,459	—
			63,035
Telecommunications (1.2%)
	Cisco Systems Inc.	40,045	1,937
*	Extreme Networks Inc.	65,919	834
*	IDT Corp. Class B	14,274	531
*	Xperi Inc.	18,440	202
*	Roku Inc.	1,584	100
			3,604
Total Common Stocks (Cost $260,224)			305,535
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 5.400% (Cost $1,191)	11,908	1,191
Total Investments (99.9%) (Cost $261,415)			306,726
Other Assets and Liabilities—Net (0.1%)			200
Net Assets (100%)			306,926
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	3	766	64
Micro E-mini S&P 500 Index	March 2024	16	408	34
				98

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	305,535	—	—	305,535
Temporary Cash Investments	1,191	—	—	1,191
Total	306,726	—	—	306,726
Derivative Financial Instruments
Assets
Futures Contracts[1]	98	—	—	98
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.